Financial Instruments - Offsetting Assets and Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Total asset derivatives
Gross amounts presented in the consolidated balance sheet	$ 1,928	$ 10,770
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	(917)	0
Net amount	1,011	10,770
Total liability derivatives
Gross amounts presented in the consolidated balance sheet	(3,384)	0
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	917	0
Net amount	(2,467)	$ 0
Cash Collateral for Borrowed Securities	$ 96,800
Share Repurchase Forward Swap
Total liability derivatives
Percentage of total purchase price	20.00%